UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	November 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments November 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (60.7%)
	Advertising/Marketing Services (0.5%)
$275	Interpublic Group of Companies, Inc. (The)	5.40%		11/15/09	$268,813

	Aerospace & Defense (0.9%)
175	Raytheon Co.	4.50		11/15/07	173,508
32	Raytheon Co.	6.75		08/15/07	32,284
262	Systems 2001 Asset Trust - 144A**	6.664		09/15/13	277,113
					482,905
	Air Freight/Couriers (0.6%)
65	FedEx Corp.	2.65		04/01/07	64,422
220	FedEx Corp.	7.25		02/15/11	236,991
					301,413
	Airlines (0.4%)
229	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	241,808

	Auto Parts: O.E.M. (0.3%)
135	ArvinMeritor, Inc. (a)	8.75		03/01/12	137,025

	Beverages: Alcoholic (1.4%)
375	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	362,183
430	Miller Brewing Co. - 144A**	4.25		08/15/08	423,541
					785,724
	Building Products (0.3%)
160	Masco Corp.	4.625		08/15/07	158,773

	Cable/Satellite TV (1.2%)
270	Comcast Cable Communications, Inc.	6.75		01/30/11	285,985
80	Comcast Cable Communications, Inc.	7.125		06/15/13	87,299
300	EchoStar DBS Corp.	6.375		10/01/11	299,250
					672,534
	Casino/Gaming (0.8%)
160	Harrahs Operating Co., Inc.	6.50		06/01/16	143,124
355	Harrah’s Operating Co., Inc.	5.625		06/01/15	305,034
					448,158
	Computer Processing Hardware (0.6%)
335	Hewlett-Packard Co.	5.496	†	05/22/09	335,709

	Department Stores (2.6%)
1,045	May Department Stores Co.	5.95		11/01/08	1,057,651
325	May Department Stores Co.	6.70		07/15/34	333,895
					1,391,546
	Drugstore Chains (1.2%)
465	CVS CORP NOTE - 144A **	6.036		12/10/28	474,483
165	CVS Corp.	5.75		08/15/11	169,033
					643,516
	Electric Utilities (6.6%)
420	Ameren Corp.	4.263		05/15/07	417,773
350	Arizona Public Service Co.	5.80		06/30/14	354,577
395	CC Funding Trust I	6.90		02/16/07	396,020
310	Consumers Energy Co.(Series H)	4.80		02/17/09	307,671
205	Detroit Edison Co. (The)	6.125		10/01/10	212,009
340	Duquesne Light Co. (Series O)	6.70		04/15/12	363,469
255	Entergy Gulf States, Inc.	3.60		06/01/08	248,611
365	Entergy Gulf States, Inc.	5.80	†	12/01/09	364,400
200	Entergy Gulf States, Inc. - 144A**	6.14	†	12/08/08	200,515
325	Ohio Power Company - IBC (Series K)	6.00		06/01/16	340,434
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	138,951
32	PSEG Energy Holdings Inc.	8.625		02/15/08	33,200
200	Texas Eastern Transmission, LP	7.00		07/15/32	232,834
					3,610,464
	Electrical Products (1.5%)
480	Cooper Industries, Inc.	5.25		07/01/07	478,446
340	Cooper Industries, Inc.	5.25		11/15/12	341,431
					819,877
	Electronics/Appliances (0.5%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	255,048

	Finance/Rental/Leasing (4.2%)
565	Countrywide Home Loans, Inc. (Series MTN) (a)	3.25		05/21/08	550,074
475	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	463,325
675	Residential Capital Corp.	6.375		06/30/10	691,640
525	Toyota Motor Credit Corp. (Series MTN)	5.65		01/15/07	525,256
					2,230,295
	Financial Conglomerates (2.0%)
640	GMAC LLC	6.875		09/15/11	659,590

410	Prudential Funding LLC (Series MTN) - 144A**	6.60		05/15/08	417,868
					1,077,458
	Food Retail (0.3%)
135	Delhaize America, Inc.	9.00		04/15/31	164,437

	Food: Major Diversified (1.0%)
165	ConAgra Foods, Inc.	7.00		10/01/28	184,803
130	ConAgra Foods, Inc.	8.25		09/15/30	165,112
195	Sara Lee Corp. (a)	6.125		11/01/32	183,217
					533,132
	Food: Meat/Fish/Dairy (0.1%)
50	Pilgrim’s Pride Corp.	9.625		09/15/11	52,750

	Gas Distributors (1.2%)
370	NiSource Finance Corp.	5.94	†	11/23/09	370,318
270	Sempra Energy	4.621		05/17/07	269,180
					639,498
	Home Furnishings (0.6%)
130	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	130,419
210	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	220,957
					351,376
	Hotels/Resorts/Cruiselines (1.6%)
695	Hyatt Equities LLC - 144A**	6.875		06/15/07	698,648
170	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	171,098
					869,746
	Insurance Brokers/Services (1.8%)
935	Farmers Exchange Capital - 144A**	7.05		07/15/28	1,005,434

	Major Banks (4.9%)
485	HSBC Finance Corp.	6.75		05/15/11	517,828
685	Unicredit Luxembourg Finance S.A. 144A**(Luxembourg)	5.426	†	10/24/08	685,295
285	USB Capital IX	6.189	†	††	293,020
1,140	Wachovia Capital Trust III	5.80	†	††	1,156,408
					2,652,551
	Major Telecommunications (5.6%)
460	AT&T Corp.	8.00	†	11/15/31	589,201
150	Deutsche Telekom International Finance BV (Netherlands)	8.00	†	06/15/10	164,204
380	France Telecom S.A. (France)	8.50	†	03/01/31	517,808
300	SBC Communications, Inc.	6.15		09/15/34	305,361
305	Sprint Capital Corp.	8.75		03/15/32	383,009
255	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	249,054
215	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	206,285
385	Telefonica Europe BV (Netherlands)	8.25		09/15/30	472,108
165	Verizon Global Funding Corp.	7.25		12/01/10	177,682
					3,064,712
	Managed Health Care (0.1%)
55	WellPoint, Inc.	4.25		12/15/09	53,799

	Media Conglomerates (2.7%)
250	News America Holdings, Inc.	7.75		02/01/24	287,185
220	News America, Inc.	7.28		06/30/28	243,706
590	Time Warner Inc.	5.606	†	11/13/09	590,877
355	Viacom Inc.	6.875		04/30/36	365,879
					1,487,647
	Motor Vehicles (1.6%)
335	DaimlerChrysler North American Holdings Co. (a)	8.50		01/18/31	410,552
425	General Motors Corp. (a)	8.375		07/15/33	389,406
					799,958
	Multi-Line Insurance (1.7%)
450	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	473,242
485	American General Finance Corp. (Series MTNH)	4.625		09/01/10	477,717
					950,959
	Oil & Gas Pipelines (1.4%)
390	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	364,133
360	Plains All American Pipeline LP/PAA Finance Corp. - 144A**	6.70		05/15/36	384,460
					748,593
	Oil & Gas Production (0.4%)
230	Kerr-McGee Corp.	6.625		10/15/07	231,847

	Other Metals/Minerals (0.8%)
385	Brascan Corp. (Canada)	7.125		06/15/12	415,701

	Property - Casualty Insurers (3.9%)
645	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	639,634
205	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	217,292
350	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	348,016
250	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	248,994
675	Xlliac Global Funding - 144A**	4.80		08/10/10	666,804
					2,120,740
	Pulp & Paper (0.9%)
100	Abitibi-Consolidated Inc. (Canada)	8.85		08/01/30	82,750
440	Bowater Canada Finance (Canada) (a)	7.95		11/15/11	424,600
					507,350

		Railroads (1.2%)
	270	Norfolk Southern Corp.	7.35	05/15/07	272,392
	200	Union Pacific Corp.	6.625	02/01/08	202,960
	160	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	161,850
					637,202
		Real Estate Development (1.0%)
	299	World Financial Properties - 144A**	6.91	09/01/13	315,052
	221	World Financial Properties - 144A**	6.95	09/01/13	233,042
					548,094
		Regional Banks (0.3%)
	175	US Bancorp (Series MTNN)	5.10	07/15/07	174,683

		Restaurants (0.3%)
	160	Tricon Global Restaurants, Inc.	8.875	04/15/11	181,630

		Savings Banks (1.7%)
	70	Household Finance Corp.	4.125	11/16/09	68,207
	170	Household Finance Corp.	8.00	07/15/10	186,512
	685	Washington Mutual Bank	5.50	01/15/13	692,117
					946,836
		TOTAL CORPORATE BONDS
		(Cost $33,310,113)			32,999,741

		Asset-Backed Securities (5.0%)
		Finance/Rental/Leasing
	149	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	147,813
	358	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	354,200
	250	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	248,466
	450	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	439,985
	800	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	793,240
	500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	500,730
	250	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	248,873
		Total Asset-Backed Securities (Cost $2,760,487)			2,733,307

		Foreign Government Obligations (0.6%)
MXN	2,330	Mexican Fixed Rate Bonds(Series M20)(Mexico)	10.00	12/05/24	255,922
ARS	220	Republic of Argentina(Argentina)	5.83	12/31/33	100,540
		Total Foreign Government Obligations (Cost $322,670)			356,462

		U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
	$14	Federal Home Loan Mortgage Corp.	7.50	09/01/30	15,095
	27	Federal National Mortgage Association	7.50	09/01/29 - 04/01/32	27,915
		Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $43,444)			43,010

		U.S. Government Obligations (a) (10.1%)
	2,310	U.S. Treasury Bond	6.125	08/15/29	2,787,521
	900	U.S. Treasury Bond	6.375	08/15/27	1,103,555
	1,600	U.S. Treasury Note	4.25	11/15/13	1,582,251
		Total U.S. Government Obligations (Cost $5,493,552)			5,473,327

		SHORT-TERM INVESTMENTS (36.6%)
		U.S. Government Obligation(b) (0.2%)
	100	U.S. Treasury Bill*			99,420
		(Cost $99,420)

		SECURITY PURCHASED FROM
		SECURITIES LENDING COLLATERAL (a) (13.4%)
	7,265	The Bank of New York Institutional Cash Reserve Fund (Cost $7,264,667)			7,264,667

		Repurchase Agreement (23.0%)
	12,491	Joint repurchase agreement account
		(dated 11/30/06; proceeds $12,492,837) (c) (Cost $12,491,000)	5.295	12/01/06	12,491,000

		Total Short-Term Investments (Cost $12,590,420)			19,855,087

		TOTAL INVESTMENTS
		(Cost $61,785,353)(d)(e)		113.1%	61,460,934
		LIABILITIES IN EXCESS OF OTHER ASSETS		(13.1)	(7,104,299)
		NET ASSETS		100.0%	$54,356,635

ARS	Argentine Peso
MXN	Mexican New Peso
*	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $77,150.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at November 30, 2006.
††

Securities represent beneficial interest in trust. The corresponding assets of the trusts are Junior Subordinated notes notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 15, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

(a)

As of November 30, 2006 all or a portion of this security with a total value of $7,082,138 was on loan and secured by collateral of $7,264,667 which was received as cash and subsequently invested in the Bank of New York Institutional Cash

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in an amount equal to $17,551,730 in connection with
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
open futures contracts.
The aggregate gross unrealized appreciation is $457,449 and the aggregate gross unrealized depreciation is $781,868 resulting in net unrealized depreciation of $324,419.

MORGAN STANLEY INCOME TRUST

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION,DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

79	Long	U.S. Treasury Notes 10 year	$8,625,813	$69,353
		March 2007

25	Long	U.S. Treasury Bonds 20 year	2,859,375	35,791
		March 2007

16	Long	U.S. Treasury Notes 5 year	1,698,500	7,698
		March 2007

20	Short	U.S. Treasury Notes 2 year	(4,100,000)	(9,242)
		March 2007
			Net Unrealized Appreciation	$103,600

MORGAN STANLEY INCOME TRUST

NOVEMBER 30, 2006

Credit Default Swap Contracts Open at November 30, 2006:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Goldman Sachs
Capital Markets, L.P.
Dow Jones
CDX.NA.IG.HV0L.6 Index	Buy	$2,200	0.75%	June 20, 2011	$(3,064)

Goldman Sachs
International
Southwest Airlines Co.	Buy	550	0.22	December 20, 2011	1,920

	Net Unrealized Depreciation				$(1,144)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007